Segment information	12 Months Ended
Dec. 31, 2020
Segment information
Segment information

25    Segment information

ZIM is managed as one operating unit, generating revenues from operating a global liner service network of container shipping and related services.

The Group service lines share the use of its resources and their performance are co-dependent. Accordingly, the chief operating decision maker manages and allocates resources to the entire liner network. As there is no appropriate allocation for the Group’s results, assets and liabilities, these are all attributed to the Group’s sole operating segment.

Freight revenues are disaggregated geographically by trade zone, reflecting the Group’s service, provided throughout its global network, as follows:

	2020	2019	2018
	US $’000
Freight revenues from containerized cargo:
Pacific	1,860,554	1,365,757	1,385,579
Cross-Suez	392,679	328,444	387,336
Atlantic	577,443	571,206	493,735
Intra-Asia	453,127	372,894	353,219
Latin America	208,374	208,963	215,975
	3,492,177	2,847,264	2,835,844
Other revenues (*)	499,519	452,497	412,020
	3,991,696	3,299,761	3,247,864
(*)Mainly related to demurrage, value-added services and non-containerized cargo.